Supplement, dated May 20, 2005 to the Prospectus, dated May 2, 2005 of
                 Seligman LaSalle Real Estate Fund Series, Inc.,
                                on behalf of its:
               Seligman LaSalle Monthly Dividend Real Estate Fund
                                  (the "Fund")

The following chart supersedes and replaces the chart on page 3 of the Fund's
Prospectus:

Average Annual Total Returns - Periods Ended 12/31/04

                                                                                  Since
                                                                    One         Inception
                                                                    Year         7/16/03
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
Return before taxes                                                19.02%        24.15%
-------------------------------------------------------------------------------------------
Return after taxes on distributions                                16.18         21.41
-------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares        13.86         19.50
-------------------------------------------------------------------------------------------
Class B                                                            19.01         25.02
-------------------------------------------------------------------------------------------
Class C                                                            21.81         26.02
-------------------------------------------------------------------------------------------
Class D                                                            23.01         27.47
-------------------------------------------------------------------------------------------
Class R                                                            23.55         28.02
-------------------------------------------------------------------------------------------
NAREIT Equity REIT Index                                           31.58         33.85
-------------------------------------------------------------------------------------------
Lipper Real Estate Funds Average                                   32.05         27.84
-------------------------------------------------------------------------------------------
S&P 500 Index                                                      10.87         16.51
-------------------------------------------------------------------------------------------

----------------
The Lipper Real Estate Funds Average is an average of all funds that invest at least 65% of their portfolio in equity securities of domestic and foreign companies engaged in the real estate industry. The NAREIT Equity REIT Index is a commonly used index measuring the performance of all publicly-traded real estate trusts that are Equity REITs as determined by the National Association of Real Estate Investment Trusts. The S&P 500 Index measures the performance of 500 of the largest US public companies based on market capitalization. The indices are unmanaged, do not include any expenses, taxes, fees, or charges and performance is calculated assuming the reinvestment of all distributions. An investor cannot invest directly in an average or an index.